Commitments and contingencies - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Potential milestone payments outstanding		€ 10.5
Sales of generic version, Percentage		1.00%
Future aggregate minimum payments under research and development commitments		€ 49.0	€ 28.0
Future Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Future aggregate minimum payments under research and development commitments	€ 44.8